OPERATING SEGMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) segment	Dec. 31, 2021 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Revenue	$ 11,611	$ 8,627
Salaries and wages	479	440
Operating expense	261	265
General and administrative expense	218	175
Pipelines
Disclosure of operating segments [line items]
Revenue	2,342	2,123
Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	$ 8,471	$ 5,577